TAX - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustment of deferred tax	$ 2,200	$ (7,300)	$ (100)
Effective tax rate	1.00%	(1.00%)	3.30%
Deferred tax liability	$ 3,580	$ 6,082	$ 0
Deferred tax assets related to trading losses	2,200	2,200	13,500
Entities outside of the tonnage tax regime
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	3,200
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	8,500	13,200	0
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ 0	$ 300	$ 0